Income Taxes - Summary of Major Components of Income Tax Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Current year	$ 4,259	$ 7,367	$ 6,011
Deferred tax expense:
Origination and reversal of temporary differences	2,795	(3,391)	905
(Benefit) utilization of tax losses recognized	(445)	1,452	(1,268)
Total deferred tax expense (benefit)	2,350	(1,939)	(363)
Total income tax expense in consolidated net income	6,609	5,428	5,648
Mexico
Current tax expense:
Current year	3,356	6,311	5,123
Deferred tax expense:
Origination and reversal of temporary differences	1,659	(2,676)	(438)
(Benefit) utilization of tax losses recognized	356	1,962	(1,136)
Total deferred tax expense (benefit)	2,015	(714)	(1,574)
Total income tax expense in consolidated net income	5,371	5,597	3,549
Foreign
Current tax expense:
Current year	903	1,056	888
Deferred tax expense:
Origination and reversal of temporary differences	1,136	(715)	1,343
(Benefit) utilization of tax losses recognized	(801)	(510)	(132)
Total deferred tax expense (benefit)	335	(1,225)	1,211
Total income tax expense in consolidated net income	$ 1,238	$ (169)	$ 2,099